Other liabilities	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other liabilities

24.	Other liabilities

Next, the breakdown of the balance of the line “Other Liabilities” line item:

Thousand of Reais	2024	2023

Provisioned expenses and deferred income (1) (4)	3,542,200	3,768,139
Ongoing transactions (3)	1,148,561	1,206,095
Provision for stock-based compensation	278,707	368,434
Insurance contract liabilities	1,579,095	1,734,544
Other (2)	6,835,316	11,937,018
Total	13,383,879	19,014,230
(1)	Primarily relates to outstanding payments for personnel expenses
(2)	Includes Credits for Funds to be Disbursed, such as Administrative Fees, and Payables from Related Parties and Suppliers.
(3)	Mainly includes amounts to be transferred to credit card networks (funds in transit) and amounts to be disbursed for real estate loan operations.
(4)	The amount includes the effects of the obligation created as a result of the transaction signed between Banco Santander, BANESPREV, AFABESP and legal advisors on June 27, 2024. See details in note 21.